Document And Entity Information	Feb. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Feb. 23, 2023
Entity Registrant Name	REPAY HOLDINGS CORPORATION
Entity Central Index Key	0001720592
Entity Emerging Growth Company	false
Securities Act File Number	001-38531
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1496050
Entity Address, Address Line One	3 West Paces Ferry Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	504-7472
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RPAY
Security Exchange Name	NASDAQ